First Trust Small Cap BuyWrite Income ETF Investment Strategy - First Trust Small Cap BuyWrite Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in small cap equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Russell 2000® Index (the “Russell 2000 Index”) or small cap equity exchange-traded funds (the “Underlying ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in small cap equity securities or derivative contracts (including options contracts) that provide exposure to small cap equity securities. For purposes of this investment test, derivative contracts (such as option contracts) will be valued using their notional value. The Fund defines "small cap" equity securities as those securities with market capitalizations that at the time of investment are within the market capitalization range of the companies comprising the Russell 2000 Index or the S&P SmallCap 600® Index. As of December 31, 2025, the current market capitalization range for the Russell 2000 Index is between $5.61 million and $31.29 billion and the current market capitalization range for the S&P SmallCap 600® Index is between $500.74 million and $9.22 billion. The Fund will employ a buy-write option strategy pursuant to which it will invest directly in small cap equity securities and write (sell) U.S. exchange-traded call options on the Russell 2000 Index or the Underlying ETFs in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Russell 2000 Index or the Underlying ETFs, the Fund forfeits any upside potential of the underlying equity securities above the strike price of the written call options. The Fund does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a short notional value of 50-100% of the Fund’s assets excluding the notional value of any offsetting long call positions. In general, the notional value is the total value of a leveraged position's assets. The equity securities in which the Fund will invest and the options which the Fund will write will be limited to U.S. exchange-traded securities and U.S. exchange-traded options. However, at certain times, certain of the securities held by the Fund may not trade on an exchange for a period of time due to a corporate action or other unforeseen event. The equity securities held by the Fund will be selected by the portfolio managers based on a number of factors, including trading liquidity, market capitalization, price level, sector classification, and contribution to risk and return. The selected portfolio of equity securities will seek to provide a return reasonably correlated to the Russell 2000 Index over the course of a full market cycle. The equity securities held by the Fund may include non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of American Depositary Receipts. The constituents and individual security weighting of the equity portfolio will be actively managed by the portfolio managers in order to seek to achieve the investment objective and strategy described above. Depending on market volatility, the Fund may engage in active trading, which may result in turnover of the Fund’s portfolio greater than 100% annually. The Fund may also invest in real estate investment trusts ("REITs"). The option portion of the portfolio will primarily consist of U.S. exchange-traded calls on the Russell 2000 Index or the Underlying ETFs that are written by the Fund. The call options that the Fund will write (sell) on the Russell 2000 Index or the Underlying ETFs will technically be “uncovered”. A written (sold) call option is “covered” when an investor (such as the Fund) owns the security serving as the reference asset for the call option and is “uncovered” when an investor (such as the Fund) does not own the security serving as the reference asset. While the potential losses on uncovered call options are theoretically unlimited, the Fund will hold individual stocks comprising the Russell 2000 Index and Underlying ETFs that will serve to hedge the risk associated with the Fund’s sale of options referencing the Russell 2000 Index and/or the Underlying ETFs. A call option will give the purchaser the right to buy the Russell 2000 Index or the Underlying ETF at a predetermined strike price (the price of the Russell 2000 Index or the Underlying ETF at which the holder of the option may exercise his or her right to buy) from the Fund. The call options written by the Fund will have expirations of less than one year and will be typically written at-the-money or out-of-the-money. An at-the-money call option has a strike price that is approximately equal to the price of the Russell 2000 Index or the Underlying ETF at the time the call option is sold. An out-of-the-money call option has a strike price that is greater than the price of the Russell 2000 Index or the Underlying ETF at the time the call option is sold. In addition to selling call options on the Russell 2000 Index or Underlying ETFs, the Fund may both sell a call and buy an offsetting call with a higher strike price on the Russell 2000 Index or Underlying ETFs in order to retain some upside performance in certain market conditions. This method of selling a call and buying an offsetting call at a higher strike price is used to achieve the Fund's secondary investment objective of providing capital appreciation. When the Fund buys a call option on the Russell 2000 Index or Underlying ETFs, the Fund will have the right to buy the Russell 2000 Index or Underlying ETFs at a predetermined strike price from the seller of the call. Any call options bought by the Fund will have expirations of less than one year, and will be typically bought out-of-the-money. The Fund may also hold shares of the Underlying ETFs directly from time to time. For purposes of the Fund's 80% investment test, any investment in shares of the Underlying ETFs directly are considered "small cap" equity securities. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).